Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income (expenses), net
Write-off of property and intangible assets	R$ (9,437)	R$ (11,365)	R$ 201
Deductible donations	(3,579)	(2,322)	(300)
Modification of lease contracts	(610)	4,625	379
Fines	(141)	(150)
Contractual indemnities	(1)	(252)	(364)
Other revenues	5,423	7,172	529
Other expenses	(110)	(251)	(378)
Total	R$ (8,455)	R$ (2,543)	R$ 67